ACQUISITION OF SUBSIDIARIES (Details Narrative) $ in Thousands	Jun. 02, 2021 USD ($)	Jun. 02, 2021 CNY (¥)	May 25, 2021 USD ($)	May 25, 2021 CNY (¥)
Aixin Shangyan Hotel Management [Member]
Business Acquisition [Line Items]
Payment to acquire businesses and interest in affiliates			$ 1,160	¥ 7,598,887
AiXintang Pharmacises [Member]
Business Acquisition [Line Items]
Payment to acquire businesses and interest in affiliates	$ 5,310	¥ 34,635,845
Business acquisition percentage	100.00%	100.00%